Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED NOVEMBER 17, 2021
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A AND SCHEDULE B HERETO (TOGETHER, "THE FUNDS"), AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus, as applicable.

1. Effective immediately, for the Funds listed in Schedule A hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

2. Effective immediately, for the Funds listed in Schedule B hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

As of November 15, 2021, the Fund had significant exposure to variable interest entities, as defined below. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

3. Effective immediately, for the Funds listed in Schedule A and Schedule B hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF SUMMARY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Internet of Things ETF (SNSR)	April 1, 2021	April 1, 2021
Global X FinTech ETF (FINX)	April 1, 2021	April 1, 2021
Global X Video Games & Esports ETF (HERO)	April 1, 2021	April 1, 2021
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2021	April 1, 2021
Global X Cloud Computing ETF (CLOU)	April 1, 2021	April 1, 2021
Global X Data Center REITs & Digital Infrastructure ETF (VPN)	April 1, 2021	April 1, 2021
Global X China Biotech Innovation ETF (CHB)	April 1, 2021	April 1, 2021
Global X Telemedicine & Digital Health ETF (EDOC)	April 1, 2021	April 1, 2021
Global X Aging Population ETF (AGNG)	April 1, 2021	April 1, 2021
Global X Health & Wellness ETF (BFIT)	April 1, 2021	April 1, 2021
Global X CleanTech ETF (CTEC)	April 1, 2021	April 1, 2021
Global X Thematic Growth ETF (GXTG)	April 1, 2021	April 1, 2021
Global X Emerging Markets Bond ETF (EMBD)	April 1, 2021	April 1, 2021
Global X Wind Energy ETF (WNDY)	August 7, 2021	August 11, 2021
Global X Solar ETF (RAYS)	August 7, 2021, as revised on August 30, 2021	August 11, 2021, as revised on August 30, 2021
Global X Clean Water ETF (AQWA)	March 30, 2021	April 7, 2021
Global X Blockchain ETF (BKCH)	June 23, 2021	July 9, 2021

SCHEDULE B
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF SUMMARY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Artificial Intelligence & Technology ETF (AIQ)	April 1, 2021	April 1, 2021
Global X Education ETF (EDUT)	April 1, 2021	April 1, 2021
Global X China Innovation ETF (KEJI)	April 1, 2021	April 1, 2021

Supplement Closing [Text block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Internet of Things ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Internet of Things ETF
Global X Funds | Global X Internet of Things ETF | Global X Internet of Things ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNSR
Global X Funds | Global X FinTech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X FinTech ETF
Global X Funds | Global X FinTech ETF | Global X FinTech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FINX
Global X Funds | Global X Video Games & Esports ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Video Games & Esports ETF
Global X Funds | Global X Video Games & Esports ETF | Global X Video Games & Esports ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HERO
Global X Funds | Global X Autonomous & Electric Vehicles ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Autonomous & Electric Vehicles ETF
Global X Funds | Global X Autonomous & Electric Vehicles ETF | Global X Autonomous & Electric Vehicles ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRIV
Global X Funds | Global X Cloud Computing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Cloud Computing ETF
Global X Funds | Global X Cloud Computing ETF | Global X Cloud Computing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLOU
Global X Funds | Global X Data Center REITs & Digital Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Data Center REITs & Digital Infrastructure ETF
Global X Funds | Global X Data Center REITs & Digital Infrastructure ETF | Global X Data Center REITs & Digital Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VPN
Global X Funds | Global X China Biotech Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X China Biotech Innovation ETF
Global X Funds | Global X China Biotech Innovation ETF | Global X China Biotech Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHB
Global X Funds | Global X Telemedicine & Digital Health ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Telemedicine & Digital Health ETF
Global X Funds | Global X Telemedicine & Digital Health ETF | Global X Telemedicine & Digital Health ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EDOC
Global X Funds | Global X Aging Population ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Aging Population ETF
Global X Funds | Global X Aging Population ETF | Global X Aging Population ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AGNG
Global X Funds | Global X Health & Wellness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Health & Wellness ETF
Global X Funds | Global X Health & Wellness ETF | Global X Health & Wellness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BFIT
Global X Funds | Global X CleanTech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X CleanTech ETF
Global X Funds | Global X CleanTech ETF | Global X CleanTech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTEC
Global X Funds | Global X Blockchain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Blockchain ETF
Global X Funds | Global X Blockchain ETF | Global X Blockchain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BKCH
Global X Funds | Global X Thematic Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Thematic Growth ETF
Global X Funds | Global X Thematic Growth ETF | Global X Thematic Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GXTG
Global X Funds | Global X Emerging Markets Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Emerging Markets Bond ETF
Global X Funds | Global X Emerging Markets Bond ETF | Global X Emerging Markets Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMBD
Global X Funds | Global X Wind Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Wind Energy ETF
Global X Funds | Global X Wind Energy ETF | Global X Wind Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WNDY
Global X Funds | Global X Solar ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Solar ETF
Global X Funds | Global X Solar ETF | Global X Solar ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RAYS
Global X Funds | Global X Clean Water ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Clean Water ETF
Global X Funds | Global X Clean Water ETF | Global X Clean Water ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AQWA
Global X Funds | Global X Artificial Intelligence & Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Artificial Intelligence & Technology ETF
Global X Funds | Global X Artificial Intelligence & Technology ETF | Global X Artificial Intelligence & Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIQ
Global X Funds | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Education ETF
Global X Funds | Global X Education ETF | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EDUT
Global X Funds | Global X China Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X China Innovation ETF
Global X Funds | Global X China Innovation ETF | Global X China Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KEJI